RIGHT-OF-USE ASSETS AND VEHICLES (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND VEHICLES [Abstract]
Right-of-Use Assets
Right-of-use assets consists of leased vehicles carried at cost less accumulated depreciation. The Company’s vehicles as at December 31, 2020 and December 31, 2019 are as follows:
	Vehicles $	ROU Assets $	Total $
Cost
Balance, December 31, 2019 and 2018	-	894,046	894,046
Additions	166,501	358,423	524,924
Disposal	-	(881,676)	(881,676)
Balance, December 31, 2020	166,501	370,793	537,294

Accumulated amortization
Balance, December 31, 2018	-	334,121	334,121
Amortization	-	349,668	-
Balance, December 31, 2019	-	683,789	-
Amortization	16,559	372,300	388,859
Disposal	-	(879,053)	(879,053)
Balance, December 31, 2020	16,559	177,036	193,595

Net Book Value
Balance, December 31, 2019	-	210,257	210,257
Balance, December 31, 2020	149,942	193,757	343,699